Taxes - Income tax - Corporate income tax on other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Actuarial gains and losses on post-employment benefits, gross amount	€ 176	€ 59	€ (13)
Assets at fair value, gross amount	(112)	11	94
Cash flow hedges, gross amount	295	317	22
Translation adjustment, gross amount	(374)	200	(414)
Other comprehensive income of associates and joint ventures, gross amount	51	1
Total presented in other comprehensive income, gross amount	37	587	(311)
Actuarial gains and losses on post-employment benefits, deferred tax	(47)	(14)	1
Cash flow hedges, deferred tax	(70)	(84)	(10)
Total presented in other comprehensive income, deferred tax	€ (117)	€ (98)	€ (9)